36. Related-party transactions (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Related-party expense	$ (241,050)	$ (290,051)	$ (231,358)
PESA
Disclosure of transactions between related parties [line items]
Related-party expense	(136,149)	(132,393)	(93,714)
SACME
Disclosure of transactions between related parties [line items]
Related-party expense	(83,193)	(125,627)	(106,040)
Salaverri, Dellatorre, Burgio y Wetzler Malbran
Disclosure of transactions between related parties [line items]
Related-party expense	0	0	(1,347)
OSV
Disclosure of transactions between related parties [line items]
Related-party expense	(19,646)	(30,017)	(29,162)
FIDUS
Disclosure of transactions between related parties [line items]
Related-party expense	(777)	0	0
ABELOVICH, POLANO & ASSOC.
Disclosure of transactions between related parties [line items]
Related-party expense	$ (1,285)	$ (2,014)	$ (1,095)